Initial Public Offering	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Therapeutics Acquisition Corp.
Initial Public Offering

Note 3 — Initial Public Offering

On July 10, 2020, pursuant to the Initial Public Offering, the Company sold 13,570,000 shares of Class A common stock (the “Public Shares”), including the issuance of 1,770,000 shares as a result of the underwriters’ exercise in full of their over-allotment option. The Class A common stock was sold at a price of $10.00 per share, generating gross proceeds to the Company of $135.7 million.

Note 3 — Initial Public Offering

On July 10, 2020, pursuant to the Initial Public Offering, the Company sold 13,570,000 shares of Class A common stock (the “Public Shares”), including the issuance of 1,770,000 shares as a result of the underwriters’ exercise in full of their over-allotment option. The Class A common stock was sold at a price of $10.00 per share, generating gross proceeds to the Company of $135.7 million.